DISCONTINUED OPERATIONS - Additional Information (Details) $ in Thousands				1 Months Ended				3 Months Ended		4 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2015 USD ($) shares	Mar. 25, 2015 shares	Apr. 23, 2014 USD ($) entity shares	Jun. 30, 2015 shares	Mar. 31, 2015 USD ($) entity shares	Sep. 30, 2014 USD ($) entity shares	Apr. 30, 2014 USD ($) entity	Mar. 31, 2016 USD ($)	Mar. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) vessel	Dec. 31, 2014 USD ($)	Oct. 31, 2014 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Earnings from equity method investment													$ 0	$ 2,727	$ 16,064
Net operating income													177,481	287,218	120,712
Net income													117,010	154,624	149,469
Shares received in transaction | shares		1
Vessels												$ 1,189,198	1,477,395	1,189,198
General management agreement fees									$ 600	$ 700
Technical management fees									200	200
Newbuilding commission fees									0	200
Newbuilding supervision fees									$ 1,100	1,500
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities													$ 7,233	9,369
KSL Santos [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Vessels																$ 47,600
Golden Ocean [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership percentage			31.60%				58.00%
Earnings from equity method investment											$ 300
Dividends from equity method investment															6,200
Stock dividend (in shares) | shares				75,400,000
Number of shares held by existing shareholders to qualify for stock dividend				3.2142
Number of shares issued per share held (in shares) | shares				0.3111
Golden Ocean Group Limited [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of total common stock outstanding held	69.70%				69.70%				69.70%
Percentage of total common stock outstanding held post merger	44.90%				44.90%				44.90%
Net income														$ (63,200)
Frontline 2012 Ltd [Member] | Golden Ocean [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Shares held prior to stock dividend (in shares) | shares				77,500,000
Treasury shares held (in shares) | shares				2,100,000
Golden Ocean [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net revenues															96,700
Net operating income															19,500
Net income															$ 16,000
Discontinued Operations, Disposed of by Sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of SPCs sold | entity			5		12	13	25
Shares received as consideration in disposal | shares			15,500,000
Gain from equity method investment						$ 24,400
Shares received as consideration in disposal | shares					31,000,000	31,000,000
Remaining newbuilding installments	$ 404,000		$ 150,000		$ 404,000		$ 490,000		$ 404,000
Cash disposed on sale			$ 43,400				$ 25,100
Cash consideration received on disposal	108,600				$ 108,600				$ 108,600
Discontinued Operations, Disposed of by Sale [Member] | Golden Ocean [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of vessels impaired | vessel														5
Impairment loss														$ 41,700
Discontinued Operations, Disposed of by Sale [Member] | Golden Ocean [Member] | Continuing Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment loss														1,100
Discontinued Operations, Disposed of by Sale [Member] | Golden Ocean [Member] | Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment loss														$ 40,600
ICB General Management Agreement [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Management fee per annum	$ 2,300
Commission, percent of gross revenue	1.25%
Commission, percent of proceeds on sale of vessels	1.00%
Commission, Percent Of Cost Of Purchase Of Vessels	1.00%
Dry Bulk Commercial Management Agreement [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Commission, percent of gross revenue	1.25%
Golden Ocean [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Common stock, number of shares held | shares	77,500,000				77,500,000				77,500,000
Affiliated Entity [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
General management agreement fees									$ 100	$ 400
Dividends [Domain] | Golden Ocean [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of shares held by existing shareholders to qualify for stock dividend				3.2142
Shares received in transaction | shares				1
Golden Ocean [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities								$ 2,400				$ 9,400
Golden Ocean [Member] | Dividends [Domain]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Shares received in transaction | shares				4,187,667